Document and Entity Information	12 Months Ended
Jul. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Feb 28, 2013
Registrant Name	JPMORGAN TRUST II
Central Index Key	0000763852
Amendment Flag	false
Document Creation Date	Jul 29, 2013
Document Effective Date	Jul 29, 2013
Prospectus Date	Jul 1, 2013

J.P. MORGAN MUNICIPAL BOND FUNDS

JPMorgan Short-Intermediate Municipal Bond Fund

(Class A, Class B, Class C and Select Class Shares)

(each a series of JPMorgan Trust II)

Supplement dated July 29, 2013

to the Prospectus dated July 1, 2013, as supplemented

CLASS C SHARE CHANGES — Beginning with purchases on September 3, 2013, Class C Shares of the JPMorgan Limited Duration Bond Fund, JPMorgan Short Duration Bond Fund, and JPMorgan Short-Intermediate Municipal Bond Fund (the "Short Bond Funds") will be subject to a deferred sales charge of 1.00% on the original cost of Class C Shares of the Short Bond Funds. Class C Shares of the Short Bond Funds purchased prior to September 3, 2013 will not be subject to a deferred sales charge. In connection with the addition of the deferred sales charge to Class C Shares of the Short Bond Funds, Class C Shares of any J.P. Morgan Fund may be exchanged into the Class C Shares of the Short Bond Funds beginning September 3, 2013. To reflect these changes, the above referenced prospectus is supplemented as follows:

CHANGES TO RISK/RETURN SUMMARIES. Effective immediately, the section "Fees and Expenses of the Fund" in the Risk/Return Summary for the JPMorgan Short-Intermediate Municipal Bond Fund is hereby deleted in its entirety and the following is substituted in its place.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in "How to Do Business with the Funds — SALES CHARGES" on page 61 of the prospectus and in "PURCHASES, REDEMPTIONS AND EXCHANGES" in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class B	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	2.25%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares purchased prior to September 3, 2013	NONE (under $500,000)	3.00%	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares purchased on or after September 3, 2013	NONE (under $500,000	3.00%	1.00%	NONE

ANNUAL FUND OPERATING EXPENSES Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.25%	0.25%	0.25%	0.25%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.36	0.36	0.36	0.36
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.11	0.11	0.11	0.11
Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses	0.87	1.37	1.37	0.62
Fee Waivers and Expense Reimbursements[1]	(0.11)	(0.11)	(0.11)	(0.11)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.76	1.26	1.26	0.51

1	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.75%, 1.25%, 1.25% and 0.50%, respectively, of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	301	486	686	1,263
CLASS B SHARES ($)	428	623	739	1,375
CLASS C SHARES ($)[1]	128	423	739	1,637
CLASS C SHARES ($)[2]	228	423	739	1,637
SELECT CLASS SHARES ($)	52	187	335	764

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	301	486	686	1,263
CLASS B SHARES ($)	128	423	739	1,375
CLASS C SHARES ($)[1]	128	423	739	1,637
CLASS C SHARES ($)[2]	128	423	739	1,637
SELECT CLASS SHARES ($)	52	187	335	764

1	Reflects that no deferred sales charges are applicable to Class C Shares purchased prior to September 3, 2013.

2	Reflects a 1.00% deferred sales charge applicable to Class C Shares purchased on or after September 3, 2013.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST II
Prospectus Date	rr_ProspectusDate	Jul 1, 2013
Supplement [Text Block]	jpmt2_SupplementTextBlock

J.P. MORGAN MUNICIPAL BOND FUNDS

JPMorgan Short-Intermediate Municipal Bond Fund

(Class A, Class B, Class C and Select Class Shares)

(each a series of JPMorgan Trust II)

Supplement dated July 29, 2013

to the Prospectus dated July 1, 2013, as supplemented

CLASS C SHARE CHANGES — Beginning with purchases on September 3, 2013, Class C Shares of the JPMorgan Limited Duration Bond Fund, JPMorgan Short Duration Bond Fund, and JPMorgan Short-Intermediate Municipal Bond Fund (the "Short Bond Funds") will be subject to a deferred sales charge of 1.00% on the original cost of Class C Shares of the Short Bond Funds. Class C Shares of the Short Bond Funds purchased prior to September 3, 2013 will not be subject to a deferred sales charge. In connection with the addition of the deferred sales charge to Class C Shares of the Short Bond Funds, Class C Shares of any J.P. Morgan Fund may be exchanged into the Class C Shares of the Short Bond Funds beginning September 3, 2013. To reflect these changes, the above referenced prospectus is supplemented as follows:

CHANGES TO RISK/RETURN SUMMARIES. Effective immediately, the section "Fees and Expenses of the Fund" in the Risk/Return Summary for the JPMorgan Short-Intermediate Municipal Bond Fund is hereby deleted in its entirety and the following is substituted in its place.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in "How to Do Business with the Funds — SALES CHARGES" on page 61 of the prospectus and in "PURCHASES, REDEMPTIONS AND EXCHANGES" in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class B	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	2.25%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares purchased prior to September 3, 2013	NONE (under $500,000)	3.00%	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares purchased on or after September 3, 2013	NONE (under $500,000	3.00%	1.00%	NONE

ANNUAL FUND OPERATING EXPENSES Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.25%	0.25%	0.25%	0.25%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.36	0.36	0.36	0.36
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.11	0.11	0.11	0.11
Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses	0.87	1.37	1.37	0.62
Fee Waivers and Expense Reimbursements[1]	(0.11)	(0.11)	(0.11)	(0.11)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.76	1.26	1.26	0.51

1	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.75%, 1.25%, 1.25% and 0.50%, respectively, of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	301	486	686	1,263
CLASS B SHARES ($)	428	623	739	1,375
CLASS C SHARES ($)[1]	128	423	739	1,637
CLASS C SHARES ($)[2]	228	423	739	1,637
SELECT CLASS SHARES ($)	52	187	335	764

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	301	486	686	1,263
CLASS B SHARES ($)	128	423	739	1,375
CLASS C SHARES ($)[1]	128	423	739	1,637
CLASS C SHARES ($)[2]	128	423	739	1,637
SELECT CLASS SHARES ($)	52	187	335	764

1	Reflects that no deferred sales charges are applicable to Class C Shares purchased prior to September 3, 2013.

2	Reflects a 1.00% deferred sales charge applicable to Class C Shares purchased on or after September 3, 2013.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE

JPMorgan Short-Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

J.P. MORGAN MUNICIPAL BOND FUNDS

JPMorgan Short-Intermediate Municipal Bond Fund

(Class A, Class B, Class C and Select Class Shares)

(each a series of JPMorgan Trust II)

Supplement dated July 29, 2013

to the Prospectus dated July 1, 2013, as supplemented

CLASS C SHARE CHANGES — Beginning with purchases on September 3, 2013, Class C Shares of the JPMorgan Limited Duration Bond Fund, JPMorgan Short Duration Bond Fund, and JPMorgan Short-Intermediate Municipal Bond Fund (the "Short Bond Funds") will be subject to a deferred sales charge of 1.00% on the original cost of Class C Shares of the Short Bond Funds. Class C Shares of the Short Bond Funds purchased prior to September 3, 2013 will not be subject to a deferred sales charge. In connection with the addition of the deferred sales charge to Class C Shares of the Short Bond Funds, Class C Shares of any J.P. Morgan Fund may be exchanged into the Class C Shares of the Short Bond Funds beginning September 3, 2013. To reflect these changes, the above referenced prospectus is supplemented as follows:

CHANGES TO RISK/RETURN SUMMARIES. Effective immediately, the section "Fees and Expenses of the Fund" in the Risk/Return Summary for the JPMorgan Short-Intermediate Municipal Bond Fund is hereby deleted in its entirety and the following is substituted in its place.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in "How to Do Business with the Funds — SALES CHARGES" on page 61 of the prospectus and in "PURCHASES, REDEMPTIONS AND EXCHANGES" in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class B	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	2.25%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares purchased prior to September 3, 2013	NONE (under $500,000)	3.00%	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares purchased on or after September 3, 2013	NONE (under $500,000	3.00%	1.00%	NONE

ANNUAL FUND OPERATING EXPENSES Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.25%	0.25%	0.25%	0.25%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.36	0.36	0.36	0.36
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.11	0.11	0.11	0.11
Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses	0.87	1.37	1.37	0.62
Fee Waivers and Expense Reimbursements[1]	(0.11)	(0.11)	(0.11)	(0.11)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.76	1.26	1.26	0.51

1	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.75%, 1.25%, 1.25% and 0.50%, respectively, of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	301	486	686	1,263
CLASS B SHARES ($)	428	623	739	1,375
CLASS C SHARES ($)[1]	128	423	739	1,637
CLASS C SHARES ($)[2]	228	423	739	1,637
SELECT CLASS SHARES ($)	52	187	335	764

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	301	486	686	1,263
CLASS B SHARES ($)	128	423	739	1,375
CLASS C SHARES ($)[1]	128	423	739	1,637
CLASS C SHARES ($)[2]	128	423	739	1,637
SELECT CLASS SHARES ($)	52	187	335	764

1	Reflects that no deferred sales charges are applicable to Class C Shares purchased prior to September 3, 2013.

2	Reflects a 1.00% deferred sales charge applicable to Class C Shares purchased on or after September 3, 2013.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in "How to Do Business with the Funds — SALES CHARGES" on page 61 of the prospectus and in "PURCHASES, REDEMPTIONS AND EXCHANGES" in Appendix A to Part II of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	6/30/14
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
JPMorgan Short-Intermediate Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares purchased prior to September 3, 2013	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares purchased on or after September 3, 2013	jpmt2_MaximumDeferredSalesChargeOverOtherTwo	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.76%	[2]
1 Year	rr_ExpenseExampleYear01	301
3 Years	rr_ExpenseExampleYear03	486
5 Years	rr_ExpenseExampleYear05	686
10 Years	rr_ExpenseExampleYear10	1,263
1 Year	rr_ExpenseExampleNoRedemptionYear01	301
3 Years	rr_ExpenseExampleNoRedemptionYear03	486
5 Years	rr_ExpenseExampleNoRedemptionYear05	686
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,263
JPMorgan Short-Intermediate Municipal Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares purchased prior to September 3, 2013	rr_MaximumDeferredSalesChargeOverOther	3.00%
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares purchased on or after September 3, 2013	jpmt2_MaximumDeferredSalesChargeOverOtherTwo	3.00%
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.26%	[2]
1 Year	rr_ExpenseExampleYear01	428
3 Years	rr_ExpenseExampleYear03	623
5 Years	rr_ExpenseExampleYear05	739
10 Years	rr_ExpenseExampleYear10	1,375
1 Year	rr_ExpenseExampleNoRedemptionYear01	128
3 Years	rr_ExpenseExampleNoRedemptionYear03	423
5 Years	rr_ExpenseExampleNoRedemptionYear05	739
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,375
JPMorgan Short-Intermediate Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares purchased prior to September 3, 2013	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares purchased on or after September 3, 2013	jpmt2_MaximumDeferredSalesChargeOverOtherTwo	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.26%	[2]
1 Year	rr_ExpenseExampleYear01	128	[3]
3 Years	rr_ExpenseExampleYear03	423	[3]
5 Years	rr_ExpenseExampleYear05	739	[3]
10 Years	rr_ExpenseExampleYear10	1,637	[3]
1 Year	jpmt2_ExpenseExampleYearOne	228	[4]
3 Years	jpmt2_ExpenseExampleYearThree	423	[4]
5 Years	jpmt2_ExpenseExampleYearFive	739	[4]
10 Years	jpmt2_ExpenseExampleYearTen	1,637	[4]
1 Year	rr_ExpenseExampleNoRedemptionYear01	128	[3]
3 Years	rr_ExpenseExampleNoRedemptionYear03	423	[3]
5 Years	rr_ExpenseExampleNoRedemptionYear05	739	[3]
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,637	[3]
1 Year	jpmt2_ExpenseExampleNoRedemptionYearOne	128	[4]
3 Years	jpmt2_ExpenseExampleNoRedemptionYearThree	423	[4]
5 Years	jpmt2_ExpenseExampleNoRedemptionYearFive	739	[4]
10 Years	jpmt2_ExpenseExampleNoRedemptionYearTen	1,637	[4]
JPMorgan Short-Intermediate Municipal Bond Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares purchased prior to September 3, 2013	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares purchased on or after September 3, 2013	jpmt2_MaximumDeferredSalesChargeOverOtherTwo	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.51%	[2]
1 Year	rr_ExpenseExampleYear01	52
3 Years	rr_ExpenseExampleYear03	187
5 Years	rr_ExpenseExampleYear05	335
10 Years	rr_ExpenseExampleYear10	764
1 Year	rr_ExpenseExampleNoRedemptionYear01	52
3 Years	rr_ExpenseExampleNoRedemptionYear03	187
5 Years	rr_ExpenseExampleNoRedemptionYear05	335
10 Years	rr_ExpenseExampleNoRedemptionYear10	764

[1]	(under $500,000)
[2]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.75%, 1.25%, 1.25% and 0.50%, respectively, of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it.
[3]	Reflects that no deferred sales charges are applicable to Class C Shares purchased prior to September 3, 2013.
[4]	Reflects a 1.00% deferred sales charge applicable to Class C Shares purchased on or after September 3, 2013.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST II
Prospectus Date	rr_ProspectusDate	Jul 1, 2013
Document Creation Date	dei_DocumentCreationDate	Jul 29, 2013